Restatement of Previously Issued Financial Statements	5 Months Ended
Dec. 31, 2020
AJAX I [Member]
Restatement of Previously Issued Financial Statements [Line Items]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company previously accounted for its outstanding Public Warrants (as defined in Note 4) and Private Placement Warrants (collectively, with the Public Warrants, the “Warrants”) issued in connection with its Initial Public Offering as components of equity instead of as derivative liabilities. The warrant agreement governing the Warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. In addition, the warrant agreement includes a provision that in the event of a tender offer or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of a single class of stock, all holders of the Warrants would be entitled to receive cash for their Warrants (the “tender offer provision”).

On April 12, 2021, the Acting Director of the Division of Corporation Finance and Acting Chief Accountant of the Securities and Exchange Commission together issued a statement regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Statement”). Specifically, the SEC Statement focused on certain settlement terms and provisions related to certain tender offers following a business combination, which terms are similar to those contained in the warrant agreement, dated as of October 27, 2020, between the Company and Continental Stock Transfer & Trust Company, a New York corporation, as warrant agent (the “Warrant Agreement”).

In further consideration of the SEC Statement, the Company’s management further evaluated the Warrants under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity. ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s ordinary shares. Under ASC Section 815-40-15, a warrant is not indexed to the issuer’s ordinary shares if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. Based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the Company’s Private Placement Warrants are not indexed to the Company’s ordinary shares in the manner contemplated by ASC Section 815-40-15 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares. In addition, based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the tender offer provision fails the “classified in stockholders’ equity” criteria as contemplated by ASC Section 815-40-25.

As a result of the above, the Company should have classified the Warrants as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the Warrants at the end of each reporting period (including on October 30, 2020 and December 31, 2020) and recognize changes in the fair value from the prior period in the Company’s operating results for the current period.

The Company’s accounting for the Warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported cash or investments held in the trust account.

	As Previously Reported	Adjustments	As Restated
Balance sheet as of October 30, 2020 (audited)
Warrant Liability	$—	$55,472,110	$55,472,110
Class A Ordinary Shares Subject to Possible Redemption	776,216,810	(55,472,110)	720,744,700
Class A Ordinary Shares	288	555	843
Additional Paid-in Capital	5,008,291	12,514,443	17,522,734
Accumulated Deficit	(9,534)	(12,514,998)	(12,524,532)

Balance sheet as of December 31, 2020 (audited)
Warrant Liability	$—	$155,599,680	$155,599,680
Class A Ordinary Shares Subject to Possible Redemption	775,799,047	(155,599,680)	620,199,367
Class A Ordinary Shares	293	1,556	1,849
Additional Paid-in Capital	5,426,113	112,641,012	118,067,125
Accumulated Deficit	(427,298)	(112,642,568)	(113,069,866)

Statement of Operations for the Period from August 13, 2020 (inception) to December 31, 2020 (audited)
Formation and operational costs	$536,730	$1,316,194	$1,852,924
Change in fair value of warrant liability	—	(111,326,374)	(111,326,374)
Net loss	(427,298)	(112,642,568)	(113,069,866)
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption	77,621,681	(5,547,211)	72,074,470
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	10,373,729	3,244,595	13,618,324
Basic and diluted net loss per share, Non-redeemable ordinary shares	(0.05)	(8.26)	(8.31)

Cash Flow Statement for the Period from August 13, 2020 (inception) to December 31, 2020 (audited)
Net loss	$(427,298)	$(112,642,568)	$(113,069,866)
Transaction costs allocable to warrant liabilities	—	1,316,194	1,316,194
Change in fair value of warrant liability	—	111,326,374	111,326,374
Initial classification of ordinary shares subject to possible redemption	776,216,810	(55,472,110)	720,744,700
Change in value of Class A ordinary Shares subject to possible redemption	(417,763)	(100,127,570)	(100,545,333)